OUR PEOPLE - Summary of Compensation for Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number and average number of employees [abstract]
Short-term employee benefits	£ 21	£ 27	£ 28
Pensions and other post-retirement benefits	1	1	1
Share-based payments	13	19	30
Key management personnel compensation	£ 35	£ 47	£ 59